Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 25.8%
Banco Bilbao Vizcaya Argentaria SA	4,029,901	$25,219,101
Banco Santander SA	21,407,518	89,469,601
CaixaBank SA	6,993,843	23,948,259
		138,636,961
Biotechnology — 2.9%
Grifols SA	555,514	15,449,400

Construction & Engineering — 7.0%
ACS Actividades de Construccion y Servicios SA	459,343	14,270,374
Ferrovial SA	791,174	23,171,667
		37,442,041
Diversified Telecommunication Services — 9.2%
Cellnex Telecom SA(a)	433,555	25,916,452
Telefonica SA	4,800,939	23,577,679
		49,494,131
Electric Utilities — 24.2%
Endesa SA	596,112	16,205,597
Iberdrola SA	7,384,048	98,990,646
Red Electrica Corp. SA	748,334	14,983,595
		130,179,838
Electrical Equipment — 2.9%
Siemens Gamesa Renewable Energy SA(b)	471,361	15,441,352

Gas Utilities — 4.9%
Enagas SA	485,737	11,382,854
Naturgy Energy Group SA	565,432	14,769,278
		26,152,132
IT Services — 4.6%
Amadeus IT Group SA(b)	331,261	24,890,920

Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	1,784,369	23,784,464

Specialty Retail — 9.7%
Industria de Diseno Textil SA	1,352,936	52,203,460

Transportation Infrastructure — 4.0%
Aena SME SA(a)(b)	123,587	21,599,779

Total Common Stocks — 99.6%
(Cost: $623,026,686)		535,274,478
Security	Shares	Value

Rights

Construction & Engineering — 0.0%
Ferrovial SA, (Expires 06/01/21)(b)(c)	733,434	$178,251

Total Rights — 0.0%
(Cost: $174,453)		178,251

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	1,741,411	1,742,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	810,000	810,000
		2,552,455
Total Short-Term Investments — 0.5%
(Cost: $2,552,337)		2,552,455

Total Investments in Securities — 100.1%
(Cost: $625,753,476)		538,005,184

Other Assets, Less Liabilities — (0.1)%.		(347,758)

Net Assets—100.0%		$537,657,426

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,744,468	(a)	$—	$(2,131)	$118	$1,742,455	1,741,411	$5,331	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	570,000	(a)	—	—	—	810,000	810,000	134		—
					$(2,131)	$118	$2,552,455		$5,465		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	6	06/18/21	$668	$(1,517)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$535,274,478	$—	$535,274,478
Rights	—	—	178,251	178,251
Money Market Funds	2,552,455	—	—	2,552,455
	$2,552,455	$535,274,478	$178,251	$538,005,184
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,517)	$—	$—	$(1,517)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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